Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information

Box Ships Inc. ("Box Ships") was incorporated on May 19, 2010, under the laws of the Republic of the Marshall Islands, as a wholly owned subsidiary of Paragon Shipping Inc. (OTCQB: PRGNF) ("Paragon"). Box Ships has a fiscal year end of December 31, and was formed to own and employ containerships. On April 19, 2011, Box Ships completed its initial public offering ("IPO") of its common stock on the New York Stock Exchange ("NYSE"). Since November 2015, its common and preferred stock stopped trading on NYSE and commenced trading on the OTCQX and Other OTC Markets under the symbols "TEUFF" and "TEUCF", respectively. Effective January 3, 2017, the Company’s common stock commenced trading on OTCQB Venture Market under the same symbol.

On February 12, 2016, the shareholders of the Company authorized the Company’s Board of Directors to effect one or more reverse splits of the Company’s issued and outstanding common stock at a ratio within the range from 1-for-2 up to 1-for-50, at any time prior to February 12, 2017, at the discretion of the Board of Directors. On January 4, 2017, the Board of Directors authorized a reverse stock split at a ratio of 1-for-50 (the “Reverse Split”). On January 26, 2017, the Company filed an amendment to its Amended and Restated Articles of Incorporation to effectuate a reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.01 per share. The Reverse Split became effective with the OTC Markets at the open of business on January 31, 2017. As a result of the Reverse Split, every 50 shares of the Company’s pre-reverse split common stock were combined and reclassified into one share of the Company’s common stock. No fractional shares of common stock were issued as a result of the Reverse Split. Stockholders who otherwise would be entitled to a fractional share received the next higher number of whole shares. All share and per share amounts disclosed in the consolidated financial statements give effect to the respective stock split retroactively, for all the periods presented.

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and present the consolidated financial statements of Box Ships Inc. and its wholly-owned subsidiaries listed below:

Company	Vessel Acquisition Date	Vessel Sale Date	Vessel's Name	Built	TEU[4]
Polyaristi Navigation Co.[1,6]	April 29, 2011	November 24, 2016	Box Voyager	2010	3,426
Efploias Shipping Co. [1,6]	April 29, 2011	November 24, 2016	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. [1]	May 19, 2011	December 13, 2016	Box Kingfish	2007	5,095
Alaqua Marine Ltd. [1]	May 31, 2011	December 9, 2016	Box Marlin	2007	5,095
Aral Sea Shipping S.A. [1]	May 19, 2011	October 31, 2016	Box Queen	2006	4,546
Amorita Development Inc. [1,6]	May 9, 2011	November 24, 2016	Maule	2010	6,589
Lawry Shipping Ltd [2]	August 3, 2011	September 22, 2016	Box Emma	2004	5,060
Triton Shipping Limited [3]	June 25, 2012	August 9, 2016	Box Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited [3]	July 5, 2012	August 11, 2016	Box China	1996	5,344
Ardal International Co. [5]

[1] Incorporated in Liberia.

[2] Incorporated in Marshall Islands.

[3] Incorporated in Hong Kong.

4 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

[5] Non-vessel owning subsidiary.

[6] The issued and outstanding capital stock of the company was sold on November 24, 2016 to entities affiliated to Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer (Notes 4 and 5).

The Company is an international shipping company specializing in the transportation of containers and the provision of commercial management services to shipping companies. The Company outsourced the technical and commercial management of its vessels to Allseas Marine S.A. ("Allseas") and Seacommercial Shipping Services S.A. (“Seacommercial”), both related parties wholly owned by Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer.

The following charterers individually accounted for more than 10% of the Company's time charter revenue for the years ended December 31, 2014, 2015 and 2016:

	% of time charter revenue
Charterer	2014	2015	2016
Compania Sud Americana De Vapores S.A.	25%	-	-
CMA CGM	14%	29%	24%
Chenglie Navigation Co.	-	-	20%
Mediterranean Shipping Co. S.A.	16%	11%	26%
Orient Overseas Container Line Limited	35%	17%	-
Hapag Lloyd	-	25%	21%